HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Schedule of Components of Assets and Liabilities Held-For-Sale) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Cash and cash equivalents		$ 2,823	$ 2,309
Total assets held for sale		9,959
Bental Industries Ltd. [Member]
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Cash and cash equivalents		2,823
Trade accounts receivable		4,067
Other accounts receivable and prepaid expenses		196
Inventories		2,983
Funds in respect of employee right upon retirement		778
Deferred income taxes		29
Property, plant and equipment, net		2,402
Assets of businesses held for sale		13,278
Less: impairment		(3,319)
Total assets held for sale		9,959
Liabilities
Trade accounts payables		946
Other accounts payable and accrued expenses		1,109
Long-term loans, net of current maturities		248
Liability in respect of employee rights upon retirement		1,070
Deferred income taxes		55
Total liabilities held for sale		$ 3,428